                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number: 811-21238

                        PIMCO Corporate Opportunity Fund
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
                     (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                           1345 Avenue of the Americas
                               New York, NY 10105
                     (Name and Address of Agent for Service)

                  Registrant's telephone number, including area
                               code: 212-739-3000

                      Date of fiscal year end: November 30

          Date of reporting period: July 1, 2006 through June 30, 2007

Item 1.  Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21238
Reporting Period: 07/01/2006 - 06/30/2007
PIMCO Corporate Opportunity Fund

======================= PIMCO CORPORATE OPPORTUNITY FUND =======================

ALLIED WASTE SR SEC

Ticker:                      Security ID:  01958XAV9
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For       Issuer
                        the Indenture

--------------------------------------------------------------------------------

EDISON MIDWEST GEN

Ticker:                      Security ID:  59833BAB0
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For       Issuer
                        the Indenture

--------------------------------------------------------------------------------

EL PASO CORP

Ticker:                      Security ID:  28336LAR0
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For       Issuer
                        the Indenture

--------------------------------------------------------------------------------

EL PASO CORP

Ticker:                      Security ID:  28336LBH1
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   N/A        N/A       Issuer
                        the Indenture

--------------------------------------------------------------------------------

JEFFERSON SMURFIT

Ticker:                      Security ID:  861589AX7
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For       Issuer
                        the Indenture

--------------------------------------------------------------------------------

RELIANT ENERGY

Ticker:                      Security ID:  75952BAM7
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For       Issuer
                        the Indenture

--------------------------------------------------------------------------------

TIME WARNER ENT SNR NT

Ticker:                      Security ID:  88731EAJ9
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For       Issuer
                        the Indenture

--------------------------------------------------------------------------------

TYCO INTL GROUP SA EMTN

Ticker:                      Security ID:  9021189P5
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For       Issuer
                        the Indenture

--------------------------------------------------------------------------------

UNIVISION COMM INC

Ticker:                      Security ID:  914906AB8
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   Abstain    Abstain    Issuer
                        the Indenture
========== END NPX REPORT

SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                      PIMCO Corporate Opportunity Fund

By (Signature and Title)*:         /s/ Brian Shlissel
                                   --------------------------------
                                   Name:  Brian Shlissel
                                   Title: President and Chief
                                          Executive Officier

Date: August 31, 2007